Notes relating to the unaudited condensed consolidated interim statement of financial position	6 Months Ended
Jun. 30, 2018
Notes relating to the unaudited condensed consolidated interim statement of financial position
Notes relating to the unaudited condensed consolidated interim statement of financial position

4. Notes relating to the unaudited condensed consolidated interim statement of financial position

4.1         Research and development incentive receivables

	Six months ended	Year ended
	June 30,	December 31,
(in thousands of €)	2018	2017
Research and development incentive receivables—current	€301	€158
Research and development incentive receivables—non-current	3,235	3,033
	€3,536	€3,191

On June 30, 2018, the Group recorded a tax receivable of €3.5 million compared to €3.2 million on December 31, 2017, in relation to a research and development incentive tax scheme in Belgium under which the research and development incentives can be refunded after five years if not offset against future income tax expense. The research and development incentives are recorded in other operating income (see note 5.2) in the unaudited condensed consolidated interim statement of profit and loss and other comprehensive income. These amounts are gradually being reimbursed in cash from 2018 onwards.

4.2         Restricted cash

	Six months ended	Year ended
	June 30,	December 31,
(in thousands of €)	2018	2017
Non‑current restricted cash
Rental guarantees	€263	€256
Total non‑current	€263	€256
Current restricted cash
Escrow account < 1 year	1,692	1,692
Total restricted cash	€1,955	€1,948

On June 30, 2018, the Group had a total amount of €2.0 million of restricted cash. This amount is split as follows:

•

A non‑current part for an amount of €0.3 million with a long term maturity (more than 12 months) and mainly relating to a deposit guarantee paid under the lease agreement for the laboratory and offices of the Group.

•

A current part for an amount of €1.7 million with a short maturity and relating to an escrow account opened under an agreement with a third party involved in the collaboration with AbbVie. This escrow account will be released to the Group or to the third party on behalf of the Group under certain conditions after the completion of the work plan of the related collaboration agreement with AbbVie.

4.3         Trade and other receivables

The trade and other receivables are composed of receivables which are detailed below:

	Six months ended	Year ended
	June 30,	December 31,
(in thousands of €)	2018	2017
VAT receivable	€320	€317
Trade receivables	8,907	845
Other receivables	530	750
Interest receivable	248	—
VLAIO grant receivable	193	930
	€10,198	€2,842

The nominal amounts of all trade and other receivables approximate their respective fair values. The VAT receivable relates to VAT amounts to be recovered in the second half of 2018.

Trade receivables correspond to amounts invoiced to the collaborators or strategic allies of the Group. No bad debt allowance was recorded nor were any trade receivables impaired on June 30, 2018 and December 31, 2017. The amount of €0.5 million in “Other receivables” relates to the short-term part of the receivable with FairJourney Biologics LDA. The Flanders Innovation and Entrepreneurship Agency (VLAIO) grant receivable consists of earned income from government grants for which no payments have been received but for which the relating expenditures have been incurred.

For more information on the Flanders Innovation and Entrepreneurship Agency grants, see note 5.2.

4.4         Prepaid expenses

The prepaid expenses on June 30, 2018 amounted to €4.7 million compared to €2.3 million on December 31, 2017. On June 30, 2018, the prepaid expenses related to (i) a €2.5 million upfront fee paid to a third-party clinical research organization in connection with our upcoming expected Phase III clinical trials in MG, (ii) a €0.7 million upfront reservation fee paid in 2017 to a third-party drug product manufacturer, and (iii) €1.5 million to other prepayments already invoiced for which the services will be rendered in future periods.

4.5        Current financial assets

On June 30, 2018, the current financial assets amounted to €198.0 million compared to €168.9 million on December 31, 2017. These current financial assets relate to:

•

Financial instruments in the form of money market funds with a recommended investment horizon of 6 months. These funds are highly liquid investments and can be readily converted into a known amount of cash, but because of their historical volatility these funds cannot be classified as cash and cash equivalents. Amounts recorded are measured at fair value.

•	A USD term account with an original maturity of 6 months.

Please also refer to note 6.1 for more information on the financial instruments.

4.6         Cash and cash equivalents

	Six months ended	Year ended
	June 30,	December 31,
(in thousands of €)	2018	2017
Cash equivalents	€48,501	€25,000
Cash and bank balances	92,368	165,867
	€140,869	€190,867

On June 30, 2018, cash and cash equivalents amounted to €140.9 million compared to €190.9 million on December 31, 2017 and included cash equivalents and cash and bank balances held in different financial institutions. Cash positions are invested with selected financial institutions, which are considered to be high-quality financial institutions with sound credit ratings, or in highly-rated money market funds. Policies are in place that limit the amount of credit exposure to any specific financial institution.

4.7        Shareholders’ capital

Roll forward of number of shares outstanding:

Number of shares outstanding on December 31, 2016	20,126,479
U.S. initial public offering on Nasdaq on May 17, 2017	5,865,000
Over-allotment option exercised by underwriters on May 19, 2017	879,750
Exercise of Options on August 24, 2017	5,000
Exercise of Options on September 1, 2017	15,000
Exercise of Options on October 2, 2017	1,400
Exercise of Options on November 7, 2017	950
Exercise of Options on November 14, 2017	4,260
Exercise of Options on November 15, 2017	40,750
Exercise of Options on November 21, 2017	53,092
Exercise of Options on November 22, 2017	7,730
Exercise of Options on December 4, 2017	65,380
U.S. second public offering on Nasdaq on December 13, 2017	4,440,000
Over-allotment option exercised by underwriters on December 14, 2017	666,000
Exercise of Options on December 18, 2017	9,850
Number of shares outstanding on December 31, 2017	32,180,641
Exercise of Options in January 2018	111,727
Exercise of Options in March 2018	113,075
Exercise of Options in April 2018	34,039
Exercise of Options in May 2018	5,900
Exercise of Options in June 2018	5,393
Number of shares outstanding on June 30, 2018	32,450,775

New shares issued during 2018

270,134 new shares were issued in the six months ended June 30, 2018 as a result of the exercise of stock options during this period under the argenx Employee Stock Option Plan.

This resulted in a total of 32,450,775 ordinary shares with a nominal value of €0.10 per share on June 30, 2018. On May 8, 2018, the annual general meeting of shareholders of the Company renewed the authorization to the Board to issue up to a maximum of 20% of the then-outstanding share capital for a period of 18 months, or up to a capital increase of €648,789.60 represented by 6,487,896 shares.

4.8        Share‑based payments

The Company has a stock options scheme for the employees of the Company and its subsidiaries. In accordance with the terms of the plan, as approved by shareholders, employees may be granted options to purchase ordinary shares at an exercise price as mentioned below per ordinary share, as set forth below.

The stock options can be granted to employees, consultants or directors of the Company and its subsidiaries. The stock options have been granted free of charge. Each employee’s stock option converts into one ordinary share of the Company upon exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

The stock options granted vest, in principle, as follows:

•	1/3rd of the stock options granted will vest on the first anniversary of the granting of the stock options, and
•	1/24th of the remaining 2/3rd of the stock options granted will vest on the last day of each of the 24 months following the month of the first anniversary of the granting of the stock options.

No other conditions are attached to the stock options.

The following share‑based payment arrangements were in existence during the current and prior years:

	Exercise price	Outstanding	Outstanding
	per stock	stock options on	stock options on
	options	June 30,	December 31,
Expiry date	(in €)	2018	2017
2020	3.95	20,256	36,960
2021	3.95	—	2,850
2023	2.44	297,100	314,593
2024	2.44	117,733	135,890
2024	3.95	6,895	15,692
2024	7.17	415,561	516,100
2024	2.44	26,970	83,820
2025	11.44	39,000	39,000
2025	10.34	3,000	3,000
2025	9.47	228,286	235,514
2026	11.38	53,294	60,000
2026	11.47	266,857	282,310
2026	14.13	334,149	362,126
2027	18.41	118,869	120,536
2027	21.17	637,125	653,825
2023/2028 (1)	€80.82	178,900	—
		2,743,995	2,862,216

(1)	On June 28, 2018, the Group has granted a total of 178,900 stock options. The beneficiary can choose between a contractual term of five or ten years.

The fair market value of the stock options has been determined based on the Black and Scholes model. The expected volatility in the model is based on the historical volatility of peer companies and historical volatility of the Group since its initial public offering.

On June 28, 2018, the Group has granted a total of 178,900 stock options to certain of its employees, Board members and consultants. Below is an overview of the parameters used in relation to the new grant during 2018:

Stock options granted in	June 2018
Number of options granted	178,900
Average fair value of options (in EUR)	€37.29
Share price (in EUR)	€72.00
Exercise price (in EUR)	€80.82
Expected volatility	45.50%
Average expected option life (in years) (1)	10
Risk‑free interest rate	0.72%
Expected dividends	—%

(1)

The beneficiary can choose between a contractual term of five or ten years. The average expected option life is currently estimated at ten years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant would range from €4.7 million (100% of the stock options at an expected option life of five years) to €6.7 million (100% of the stock options at an expected option life of ten years).

The total share‑based payment expense recognized in the unaudited condensed consolidated statement of profit and loss and other comprehensive income totaled €8.8 million for the six months ended June 30, 2018 compared to €1.9 million for the six months ended June 30, 2017.

The total number of stock options outstanding on June 30, 2018 totaled 2,743,995 compared to 2,862,216 on December 31, 2017. No stock options expired in the six months ended June 30, 2018 or in the year ended December 31, 2017. 270,134 stock options have been exercised in the six months ended June 30, 2018 compared to 203,412 in the year ended December 31, 2017. A total of 26,987 stock options have been forfeited in the six months ended June 30, 2018 compared to 2,369 in the year ended December 31, 2017.

4.9    Deferred revenue

Deferred revenue relates to cash received from collaboration and strategic alliances prior to completion of the earnings process. On June 30, 2018, deferred revenue amounted to €4.9 million, compared to €10.1 million on December 31, 2017, and includes €4.7 million related to the upfront payment and milestone payments received from AbbVie in April 2016, and €0.2 million related to the upfront payment and milestone payments received from LEO Pharma in May 2015. These payments are recognized as revenue over the estimated duration of the Group’s involvement in the research and development programs provided for under the terms of the agreements. The impact of the adoption of IFRS 15 on deferred revenue is disclosed in note 5.1.